Series B and Series C Preferred Stock (Details) - USD ($)							6 Months Ended		12 Months Ended
	Sep. 14, 2023	Sep. 06, 2023	Apr. 28, 2023	Apr. 25, 2023	Sep. 30, 2022	Jul. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Apr. 18, 2023	Jul. 01, 2022	Jan. 21, 2022
Series B and Series C Preferred Stock [Line Items]
Annual dividend rate							22.00%		22.00%
Conversion price (in Dollars per share)							$ 0.2		$ 0.2
Variable conversion price		65.00%					50.00%		50.00%
Discount rate							50.00%		85.00%
Relative value						$ 101,368			$ 101,368
Aggregate value						$ 461,440			$ 461,440
Additional paid in capital chargers including dividends					$ 360,072					$ 360,072
Dividend due					$ 13,440					$ 13,440
Preferred stock per share (in Dollars per share)									$ 1.5
Preferred stock redemption value									$ 463,962
Series C preferred stock have the rights and preferences (in Shares)												224,000
Shares issued of common stock (in Shares)					4,407,321		10,743,178		9,306,954	4,407,321				1,800,000
Accrued dividends									$ 3,640		$ 855
Converted shares (in Shares)							91,778,909	6,720,000	46,396,197	4,480,000
Additional paid in capital					$ 13,440		$ 45,954		$ 141,411	$ 13,440
Dividends amount									151,211
preferred stock value
Preferred stock dividend							3.00%		3.00%
Series C preferred stock issued and outstanding (in Shares)									224,000
Mandatorily redeemable liability							$ 475,573		$ 340,572
Liability							448,000
Recognized interest expense	$ 18,750		$ 31,250				$ 112,000
Conversion [Member]
Series B and Series C Preferred Stock [Line Items]
Conversion price per share (in Dollars per share)							$ 0.2		$ 0.2
Conversion price percentage							50.00%		50.00%
Convertible Series B Preferred Stock [Member]
Series B and Series C Preferred Stock [Line Items]
Preferred stock, shares authorized (in Shares)													1,000,000
Preferred stock, par value (in Dollars per share)													$ 1
Common stock percentage							9.99%		9.99%
Discount rate									50.00%
Preferred stock, shares issued (in Shares)						448,000							448,000
Preferred stock per share (in Dollars per share)							$ 1.5
Preferred stock redemption value					$ 685,440		$ 504,785		$ 463,962	$ 685,440
Series C preferred stock have the rights and preferences (in Shares)									15,500		2,850	224,000
Convertible preferred stock (in Shares)							205,650		208,500
Preferred stock value (in Dollars per share)					$ 1.5		$ 1.5		$ 1.5	$ 1.5
Dividends amount							$ 196,309		$ 151,211	$ 13,440
Preferred stock (in Shares)					448,000		205,650		208,500	448,000
Preferred stock, share outstanding (in Shares)					448,000		205,650		208,500	448,000
Convertible Series B Preferred Stock [Member] | Minimum [Member]
Series B and Series C Preferred Stock [Line Items]
Annual dividend rate							12.00%		12.00%
Convertible Series B Preferred Stock [Member] | Maximum [Member]
Series B and Series C Preferred Stock [Line Items]
Annual dividend rate							22.00%		22.00%
Series C Preferred Stock [Member]
Series B and Series C Preferred Stock [Line Items]
Preferred stock, par value (in Dollars per share)				$ 0.0001
Annual dividend rate							18.00%		18.00%
Preferred stock, shares issued (in Shares)				1,000,000
Preferred stock redemption value									$ 340,572
Series C preferred stock have the rights and preferences (in Shares)												224,000
Convertible preferred stock (in Shares)									208,500
Dividends amount							$ 27,573		$ 4,572
preferred stock value				$ 1,000,000
Preferred stated value (in Dollars per share)				$ 1
Mandatorily per share (in Dollars per share)					$ 1.5		$ 2		$ 1.5	$ 1.5	$ 2
Price per share (in Dollars per share)							$ 2		$ 2
Series C preferred stock issued and outstanding (in Shares)							224,000		224,000
Mandatorily redeemable liability									$ 336,000
Preferred stock, share outstanding (in Shares)												224,000
Common Stock [Member]
Series B and Series C Preferred Stock [Line Items]
Shares issued of common stock (in Shares)									2,309,360
Redeemable Convertible Preferred Stock [Member]
Series B and Series C Preferred Stock [Line Items]
Preferred stock (in Shares)												224,000
Convertible Preferred Stock [Member]
Series B and Series C Preferred Stock [Line Items]
Mandatorily per share (in Dollars per share)									$ 1.5
Mandatorily redeemable liability									$ 336,000
Convertible Series B Preferred Stock [Member]
Series B and Series C Preferred Stock [Line Items]
Preferred stock value (in Dollars per share)							$ 1.5		$ 1.5
Converted common shares (in Shares)							91,778,909
Series C Preferred Stock [Member]
Series B and Series C Preferred Stock [Line Items]
Preferred stock value (in Dollars per share)							$ 1.5
Preferred Stock [Member]
Series B and Series C Preferred Stock [Line Items]
Preferred stock redemption value							$ 224,000		$ 224,000
Common Stock [Member]
Series B and Series C Preferred Stock [Line Items]
Shares issued of common stock (in Shares)									2,309,360		932,727